Q3 ALL-SEASON ACTIVE ROTATION ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

EXCHANGE-TRADED FUNDS - 99.9%	Shares	Value
Alternative - 4.8%
iMGP DBi Managed Futures Strategy ETF	101,500	$ 3,185,070

Commodity - 13.5%
VanEck Gold Miners ETF	90,000	8,865,900

Equity - 73.3%
Invesco S&P 500 BuyWrite ETF	142,735	3,325,725
iShares U.S. Transportation ETF	100,883	8,589,179
State Street® SPDR® S&P® Biotech ETF	56,965	9,256,812
State Street® SPDR® S&P® Retail ETF	99,725	8,586,323
Vanguard Morningstar Mid-Cap Value ETF	43,964	9,080,764
Vanguard Morningstar Small-Cap Value ETF	38,348	9,406,381
		48,245,184
Fixed Income - 3.6%
iShares Broad USD High Yield Corporate Bond ETF	21,753	803,121
VanEck IG Floating Rate ETF	31,066	795,290
Vanguard Emerging Markets Government Bond ETF	11,996	791,016
		2,389,427
Specialty - 4.7%
WisdomTree Bloomberg U.S. Dollar Bullish Fund	116,336	3,063,127

Investments at Value - 99.9% (Cost $66,787,731)		$ 65,748,708

Other Assets in Excess of Liabilities - 0.1%		76,206

Net Assets - 100.0%		$ 65,824,914

Q3 ALL-SEASON TACTICAL ADVANTAGE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

EXCHANGE-TRADED FUNDS - 90.8%	Shares	Value
Equity - 90.8%
Invesco Nasdaq 100 ETF (Cost $32,229,134)	127,827	$ 37,731,974

Other Assets in Excess of Liabilities - 9.2%		3,838,357

Net Assets - 100.0%		$ 41,570,331

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized (Depreciation)
Index Futures
NASDAQ 100 E-Mini Futures	44	09/18/2026	$ 25,971,440	$ (510,215)

The average monthly notional value of futures contracts during the period ended August 31, 2026 was $37,859,155.